Finance receivables	12 Months Ended
Mar. 31, 2020
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Finance receivables
4.	Finance receivables
Finance receivables consist of vehicle loans, the details of which are as follows:

	As at March 31,
	2020		2020		2019
	(In millions)
Finance receivables	US$	4,193.6	Rs.	317,304.4	Rs.	344,577.4
Less: allowance for credit losses		86.1		6,513.7		8,330.5

Total	US$	4,107.5	Rs.	310,790.7	Rs.	336,246.9

Current portion		1,882.7		142,452.9		115,515.2
Non-current portion		2,224.8		168,337.8		220,731.7

Total	US$	4,107.5	Rs.	310,790.7	Rs.	336,246.9

Changes in the allowance for credit losses in finance receivables are as follows:

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Balance at the beginning	US$	110.1	Rs.	8,330.5	Rs.	11,717.9	Rs.	35,975.1
Effect of IFRS 9 transition		—		—		177.8		—
Allowances made during the year		87.3		6,602.1		3,202.4		255.2
Written off		(111.3)		(8,418.9)		(6,767.6)		(24,512.4)

Balance at the end	US$	86.1	Rs.	6,513.7	Rs.	8,330.5	Rs.	11,717.9